Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Tremblant Global ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tremblant Global ETF NAV
Average Annual Return, Percent	20.10%
MSCI THE WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	13.20%